Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000206058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000206057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000150654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	1.56%	0.10%		0.56%
C000020269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	1.22%	0.45%		0.98%
C000020271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000150655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(2.19%)	(0.84%)		0.99%
C000020272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(4.90%)	(1.01%)		1.12%
C000020275
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000122980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000205252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000122982
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(1.92%)	0.75%		2.22%
C000122981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(4.65%)	0.58%		2.36%
C000122979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000064976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000205243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000053353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	0.19%	0.08%		1.19%
C000053352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(1.18%)	0.20%		1.49%
C000064977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000176497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020279
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(0.91%)	(0.41%)		0.97%
C000020281
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(3.69%)	(0.61%)		1.11%
C000020283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000064978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000205244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(1.26%)	(0.23%)		1.56%
C000020293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(4.12%)	(0.40%)		1.70%
C000020296
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(1.12%)	(0.30%)		1.20%
C000089441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(3.84%)	(0.45%)		1.35%
C000064980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000205246
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	1.74%	0.55%		0.73%
C000064979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	1.46%	0.91%		1.13%
C000092789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000123112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000205251
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089516
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	0.57%	0.30%		1.18%
C000089514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(1.80%)	0.23%		1.38%
C000089517
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000020341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000205247
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000064981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	1.69%	1.23%		0.80%
C000020340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	1.41%	1.20%		1.02%
C000092790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000220296
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A2
C000176498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020285
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	0.01%	(0.11%)		1.24%
C000064975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(2.82%)	(0.24%)		1.38%
Without Sales Load [Member] | C000206058
Average Annual Return [Line Items]
Average Annual Return, Percent	0.29%	4.45%	0.10%
Without Sales Load [Member] | C000206057
Average Annual Return [Line Items]
Average Annual Return, Percent	0.27%	4.54%	0.18%
Without Sales Load [Member] | C000150654
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%	1.16%		1.48%
Without Sales Load [Member] | C000020270
Average Annual Return [Line Items]
Average Annual Return, Percent	2.56%	0.10%		0.56%
Without Sales Load [Member] | C000020269
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	0.86%		1.18%
Without Sales Load [Member] | C000020271
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%	1.06%		1.39%
Without Sales Load [Member] | C000150655
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.14%)	0.18%		1.87%
Without Sales Load [Member] | C000020274
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.19%)	(0.84%)		0.99%
Without Sales Load [Member] | C000020272
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.41%)	(0.09%)		1.59%
Without Sales Load [Member] | C000020275
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.12%)	0.11%		1.80%
Without Sales Load [Member] | C000122980
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.03%)	1.74%		3.08%
Without Sales Load [Member] | C000205252
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.08%)	1.79%		3.12%
Without Sales Load [Member] | C000122982
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.92%)	0.75%		2.22%
Without Sales Load [Member] | C000122981
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.16%)	1.51%		2.83%
Without Sales Load [Member] | C000122979
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.16%)	1.62%		2.94%
Without Sales Load [Member] | C000064976
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%	1.10%		2.07%
Without Sales Load [Member] | C000205243
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%	1.15%		2.11%
Without Sales Load [Member] | C000053353
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%	0.08%		1.19%
Without Sales Load [Member] | C000053352
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%	0.81%		1.80%
Without Sales Load [Member] | C000064977
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	0.90%		1.90%
Without Sales Load [Member] | C000176497
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%	0.62%		1.91%
Without Sales Load [Member] | C000020279
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%	(0.41%)		0.97%
Without Sales Load [Member] | C000020281
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%	0.31%		1.58%
Without Sales Load [Member] | C000020283
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%	0.56%		1.84%
Without Sales Load [Member] | C000064978
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	0.84%		2.48%
Without Sales Load [Member] | C000205244
Average Annual Return [Line Items]
Average Annual Return, Percent	0.76%	0.87%		2.52%
Without Sales Load [Member] | C000020295
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.26%)	(0.23%)		1.56%
Without Sales Load [Member] | C000020293
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%	0.53%		2.17%
Without Sales Load [Member] | C000020296
Average Annual Return [Line Items]
Average Annual Return, Percent	0.53%	0.65%		2.31%
Without Sales Load [Member] | C000089444
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%	0.71%		2.06%
Without Sales Load [Member] | C000089443
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.12%)	(0.30%)		1.20%
Without Sales Load [Member] | C000089441
Average Annual Return [Line Items]
Average Annual Return, Percent	0.65%	0.46%		1.81%
Without Sales Load [Member] | C000064980
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%	1.55%		1.57%
Without Sales Load [Member] | C000205246
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%	1.60%		1.60%
Without Sales Load [Member] | C000020338
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	0.55%		0.73%
Without Sales Load [Member] | C000064979
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%	1.32%		1.34%
Without Sales Load [Member] | C000092789
Average Annual Return [Line Items]
Average Annual Return, Percent	3.54%	1.36%		1.36%
Without Sales Load [Member] | C000123112
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%	1.38%		2.13%
Without Sales Load [Member] | C000205251
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%	1.45%		2.10%
Without Sales Load [Member] | C000089516
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	0.30%		1.18%
Without Sales Load [Member] | C000089514
Average Annual Return [Line Items]
Average Annual Return, Percent	2.34%	1.05%		1.80%
Without Sales Load [Member] | C000089517
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	1.16%		1.92%
Without Sales Load [Member] | C000020341
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%	1.85%		1.50%
Without Sales Load [Member] | C000205247
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	1.91%		1.53%
Without Sales Load [Member] | C000064981
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%	1.23%		0.80%
Without Sales Load [Member] | C000020340
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	1.61%		1.22%
Without Sales Load [Member] | C000092790
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	1.60%		1.25%
Without Sales Load [Member] | C000220296
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%	1.67%		1.25%
Without Sales Load [Member] | C000176498
Average Annual Return [Line Items]
Average Annual Return, Percent	1.95%	0.84%		2.00%
Without Sales Load [Member] | C000020285
Average Annual Return [Line Items]
Average Annual Return, Percent	1.01%	(0.11%)		1.24%
Without Sales Load [Member] | C000064975
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%	0.67%		1.85%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.59%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.59%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%		2.20%
ALLSPRING Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.68%	2.76%	2.57%
ALLSPRING Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.68%	2.76%	2.57%
ALLSPRING Index: Bloomberg California Municipal 1-5 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal 1-5 Year Blend Index
Average Annual Return, Percent	3.89%	0.95%		1.44%
ALLSPRING Index: Bloomberg California Municipal 1-5 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal 1-5 Year Blend Index
Average Annual Return, Percent	3.89%	0.95%		1.44%
ALLSPRING Index: Bloomberg California Municipal 1-5 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal 1-5 Year Blend Index
Average Annual Return, Percent	3.89%	0.95%		1.44%
ALLSPRING Index: Bloomberg California Municipal 1-5 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal 1-5 Year Blend Index
Average Annual Return, Percent	3.89%	0.95%		1.44%
ALLSPRING Index: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	1.03%	0.36%		2.14%
ALLSPRING Index: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	1.03%	0.36%		2.14%
ALLSPRING Index: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	1.03%	0.36%		2.14%
ALLSPRING Index: Bloomberg California Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	1.03%	0.36%		2.14%
ALLSPRING Index: High Yield Municipal Bond Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Blended Index
Average Annual Return, Percent	1.50%	2.09%		3.56%
ALLSPRING Index: High Yield Municipal Bond Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Blended Index
Average Annual Return, Percent	1.50%	2.09%		3.56%
ALLSPRING Index: High Yield Municipal Bond Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Blended Index
Average Annual Return, Percent	1.50%	2.09%		3.56%
ALLSPRING Index: High Yield Municipal Bond Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Blended Index
Average Annual Return, Percent	1.50%	2.09%		3.56%
ALLSPRING Index: High Yield Municipal Bond Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Municipal Bond Blended Index
Average Annual Return, Percent	1.50%	2.09%		3.56%
ALLSPRING Index: Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return, Percent	2.63%	0.86%		2.13%
ALLSPRING Index: Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return, Percent	2.63%	0.86%		2.13%
ALLSPRING Index: Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return, Percent	2.63%	0.86%		2.13%
ALLSPRING Index: Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return, Percent	2.63%	0.86%		2.13%
ALLSPRING Index: Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return, Percent	2.63%	0.86%		2.13%
ALLSPRING Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	1.51%	0.27%		1.87%
ALLSPRING Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	1.51%	0.27%		1.87%
ALLSPRING Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	1.51%	0.27%		1.87%
ALLSPRING Index: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent	1.51%	0.27%		1.87%
ALLSPRING Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	1.11%	0.61%		2.42%
ALLSPRING Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	1.11%	0.61%		2.42%
ALLSPRING Index: Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Average Annual Return, Percent	1.11%	0.61%		2.42%
ALLSPRING Index: Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return, Percent	3.87%	1.31%		1.50%
ALLSPRING Index: Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return, Percent	3.87%	1.31%		1.50%
ALLSPRING Index: Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return, Percent	3.87%	1.31%		1.50%
ALLSPRING Index: Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return, Percent	3.87%	1.31%		1.50%
ALLSPRING Index: Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Composite Municipal Bond Index
Average Annual Return, Percent	3.87%	1.31%		1.50%
ALLSPRING Index: Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return, Percent	3.81%	1.00%		1.86%
ALLSPRING Index: Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return, Percent	3.81%	1.00%		1.86%
ALLSPRING Index: Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return, Percent	3.81%	1.00%		1.86%
ALLSPRING Index: Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return, Percent	3.81%	1.00%		1.86%
ALLSPRING Index: Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate Municipal Bond Index
Average Annual Return, Percent	3.81%	1.00%		1.86%
ALLSPRING Index: Ultra Short-Term Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short-Term Municipal Income Blended Index
Average Annual Return, Percent	3.25%	1.78%		1.45%
ALLSPRING Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.51%		1.47%
ALLSPRING Index: Ultra Short-Term Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short-Term Municipal Income Blended Index
Average Annual Return, Percent	3.25%	1.78%		1.45%
ALLSPRING Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.51%		1.47%
ALLSPRING Index: Ultra Short-Term Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short-Term Municipal Income Blended Index
Average Annual Return, Percent	3.25%	1.78%		1.45%
ALLSPRING Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.51%		1.47%
ALLSPRING Index: Ultra Short-Term Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short-Term Municipal Income Blended Index
Average Annual Return, Percent	3.25%	1.78%		1.45%
ALLSPRING Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.51%		1.47%
ALLSPRING Index: Ultra Short-Term Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short-Term Municipal Income Blended Index
Average Annual Return, Percent	3.25%	1.78%		1.45%
ALLSPRING Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.51%		1.47%
ALLSPRING Index: Ultra Short-Term Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short-Term Municipal Income Blended Index
Average Annual Return, Percent	3.25%	1.78%		1.45%
ALLSPRING Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.51%		1.47%
ALLSPRING Index: Bloomberg Wisconsin Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Wisconsin Municipal Bond Index
Average Annual Return, Percent	1.47%	0.41%		1.99%
ALLSPRING Index: Bloomberg Wisconsin Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Wisconsin Municipal Bond Index
Average Annual Return, Percent	1.47%	0.41%		1.99%
ALLSPRING Index: Bloomberg Wisconsin Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Wisconsin Municipal Bond Index
Average Annual Return, Percent	1.47%	0.41%		1.99%